Consolidated Statements of Profit or Loss and Other Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 TWD ($) $ / shares	Dec. 31, 2021 TWD ($) $ / shares
Statement [LineItems]
NET REVENUE	$ 2,161,735.8	$ 70,598.8	$ 2,263,891.3	$ 1,587,415.0
COST OF REVENUE	986,625.2	32,221.6	915,536.5	767,877.7
GROSS PROFIT	1,175,110.6	38,377.2	1,348,354.8	819,537.3
OPERATING EXPENSES
Research and development	182,370.2	5,955.9	163,262.2	124,734.8
General and administrative	60,872.8	1,988.0	53,524.8	36,929.6
Marketing	10,590.7	345.9	9,920.5	7,558.6
Total operating expenses	253,833.7	8,289.8	226,707.5	169,223.0
OTHER OPERATING INCOME AND EXPENSES, NET	188.7	6.2	(368.4)	(333.4)
INCOME FROM OPERATIONS	921,465.6	30,093.6	1,121,278.9	649,980.9
NON-OPERATING INCOME AND EXPENSES
Share of profits of associates	4,800.2	156.8	7,679.8	5,512.7
Interest Income	60,293.9	1,969.1	22,422.2	5,708.8
Other income	480.0	15.7	947.7	973.1
Foreign exchange gain (loss), net	(2,685.4)	(87.7)	4,505.8	13,662.7
Finance costs	(11,999.4)	(391.9)	(11,750.0)	(5,414.2)
Other gains and losses, net	6,961.6	227.3	(1,012.2)	(7,388.0)
Total non-operating income and expenses	57,850.9	1,889.3	22,793.3	13,055.1
INCOME BEFORE INCOME TAX	979,316.5	31,982.9	1,144,072.2	663,036.0
INCOME TAX EXPENSE	128,288.8	4,189.7	150,777.5	70,155.4
NET INCOME	851,027.7	27,793.2	993,294.7	592,880.6
OTHER COMPREHENSIVE INCOME (LOSS) - Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation	(623.4)	(20.4)	(823.1)	242.1
Unrealized gain/(loss) on investments in equity instruments at fair value through other comprehensive income	1,954.6	63.8	(263.7)	1,900.8
Gain (loss) on hedging instruments	39.9	1.3	0.0	(41.4)
Share of other comprehensive income (loss) of associates	42.6	1.4	154.5	(30.2)
Income tax benefit (expense) related to items that will not be reclassified subsequently	124.6	4.1	734.0	(85.3)
Total items that will not be reclassified subsequently to profit or loss	1,538.3	50.2	(198.3)	1,986.0
OTHER COMPREHENSIVE INCOME (LOSS) - Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	(14,464.4)	(472.4)	50,845.6	(6,181.8)
Unrealized gain/(loss) on investments in debt instruments at fair value through other comprehensive income	4,123.2	134.7	(10,102.7)	(3,431.8)
Gain (loss) on hedging instruments	(74.7)	(2.4)	1,329.2	131.6
Share of other comprehensive income (loss) of associates	63.9	2.1	550.3	(120.0)
Income tax benefit (expense) related to items that may be reclassified subsequently	0.0	0.0	6.0	(3.4)
Total items that may be reclassified subsequently to profit or loss	(10,352.0)	(338.0)	42,628.4	(9,605.4)
Other comprehensive income (loss) , net of income tax	(8,813.7)	(287.8)	42,430.1	(7,619.4)
Total comprehensive income (loss)	842,214.0	27,505.4	1,035,724.8	585,261.2
NET INCOME (LOSS) ATTRIBUTABLE TO:
Shareholders of the parent	851,740.0	27,816.5	992,923.4	592,359.2
Non-controlling interests	(712.3)	(23.3)	371.3	521.4
NET INCOME	851,027.7	27,793.2	993,294.7	592,880.6
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO:
Shareholders of the parent	843,751.9	27,555.6	1,035,518.1	584,737.3
Non-controlling interests	(1,537.9)	(50.2)	206.7	523.9
Total comprehensive income (loss)	$ 842,214.0	$ 27,505.4	$ 1,035,724.8	$ 585,261.2
EARNINGS PER SHARE
Basic earnings per share | (per share)	$ 32.85	$ 1.07	$ 38.29	$ 22.84
Diluted earnings per share | (per share)	32.85	1.07	38.29	22.84
American Depositary Shares (one represents five common shares) [member]
EARNINGS PER SHARE
Basic earnings per share | (per share)	164.24	5.36	191.46	114.22
Diluted earnings per share | (per share)	$ 164.24	$ 5.36	$ 191.46	$ 114.22